Derivative Instruments (Financial Statement Classification and Impact of Derivatives Used in Qualifying and Non-qualifying Hedge Relationships) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Realized investment gains (losses), net
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Gain (Loss) Recognized In Income Net	$ 18,123	$ 1,549	$ 2,721
Net Investment Income
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Gain (Loss) Recognized In Income Net	1,891	1,583	1,868
Other Income (Loss)
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Gain (Loss) Recognized In Income Net	1,237	470	(1,041)
Total reclassifications for the period
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Gain (Loss) Recognized In Income Net	8,695	8,405	(6,191)
Derivatives Designated as Hedge Accounting Instruments: | Cash flow hedges - Currency/Interest rate | Realized investment gains (losses), net
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Gain (Loss) Recognized In Income Net	1,802	245	106
Derivatives Designated as Hedge Accounting Instruments: | Cash flow hedges - Currency/Interest rate | Net Investment Income
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Gain (Loss) Recognized In Income Net	1,891	1,583	1,868
Derivatives Designated as Hedge Accounting Instruments: | Cash flow hedges - Currency/Interest rate | Other Income (Loss)
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Gain (Loss) Recognized In Income Net	1,202	464	(1,016)
Derivatives Designated as Hedge Accounting Instruments: | Cash flow hedges - Currency/Interest rate | Total reclassifications for the period
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Gain (Loss) Recognized In Income Net	8,695	8,405	(6,191)
Derivatives Designated as Hedge Accounting Instruments: | Cash flow hedges - Currency/Interest rate | Currency/Interest Rate | Realized investment gains (losses), net
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Gain (Loss) Recognized In Income Net	1,802	245	106
Derivatives Designated as Hedge Accounting Instruments: | Cash flow hedges - Currency/Interest rate | Currency/Interest Rate | Net Investment Income
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Gain (Loss) Recognized In Income Net	1,891	1,583	1,868
Derivatives Designated as Hedge Accounting Instruments: | Cash flow hedges - Currency/Interest rate | Currency/Interest Rate | Other Income (Loss)
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Gain (Loss) Recognized In Income Net	1,202	464	(1,016)
Derivatives Designated as Hedge Accounting Instruments: | Cash flow hedges - Currency/Interest rate | Currency/Interest Rate | Total reclassifications for the period
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Gain (Loss) Recognized In Income Net	8,695	8,405	(6,191)
Derivatives Not Qualifying as Hedge Accounting Instruments: | Realized investment gains (losses), net
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Gain (Loss) Recognized In Income Net	16,321	1,304	2,615
Derivatives Not Qualifying as Hedge Accounting Instruments: | Net Investment Income
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Gain (Loss) Recognized In Income Net	0	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Other Income (Loss)
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Gain (Loss) Recognized In Income Net	35	6	(25)
Derivatives Not Qualifying as Hedge Accounting Instruments: | Total reclassifications for the period
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Gain (Loss) Recognized In Income Net	0	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Interest Rate | Realized investment gains (losses), net
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Gain (Loss) Recognized In Income Net	(2,666)	(815)	1,919
Derivatives Not Qualifying as Hedge Accounting Instruments: | Interest Rate | Net Investment Income
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Gain (Loss) Recognized In Income Net	0	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Interest Rate | Other Income (Loss)
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Gain (Loss) Recognized In Income Net	0	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Interest Rate | Total reclassifications for the period
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Gain (Loss) Recognized In Income Net	0	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Currency | Realized investment gains (losses), net
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Gain (Loss) Recognized In Income Net	493	252	(174)
Derivatives Not Qualifying as Hedge Accounting Instruments: | Currency | Net Investment Income
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Gain (Loss) Recognized In Income Net	0	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Currency | Other Income (Loss)
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Gain (Loss) Recognized In Income Net	0	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Currency | Total reclassifications for the period
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Gain (Loss) Recognized In Income Net	0	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Currency/Interest Rate | Realized investment gains (losses), net
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Gain (Loss) Recognized In Income Net	2,100	2,519	(894)
Derivatives Not Qualifying as Hedge Accounting Instruments: | Currency/Interest Rate | Net Investment Income
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Gain (Loss) Recognized In Income Net	0	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Currency/Interest Rate | Other Income (Loss)
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Gain (Loss) Recognized In Income Net	35	6	(25)
Derivatives Not Qualifying as Hedge Accounting Instruments: | Currency/Interest Rate | Total reclassifications for the period
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Gain (Loss) Recognized In Income Net	0	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Credit Risk Contract | Realized investment gains (losses), net
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Gain (Loss) Recognized In Income Net	0	(4)	(88)
Derivatives Not Qualifying as Hedge Accounting Instruments: | Credit Risk Contract | Net Investment Income
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Gain (Loss) Recognized In Income Net	0	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Credit Risk Contract | Other Income (Loss)
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Gain (Loss) Recognized In Income Net	0	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Credit Risk Contract | Total reclassifications for the period
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Gain (Loss) Recognized In Income Net	0	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Equity Contract | Realized investment gains (losses), net
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Gain (Loss) Recognized In Income Net	(13,420)	8,334	4,603
Derivatives Not Qualifying as Hedge Accounting Instruments: | Equity Contract | Net Investment Income
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Gain (Loss) Recognized In Income Net	0	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Equity Contract | Other Income (Loss)
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Gain (Loss) Recognized In Income Net	0	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Equity Contract | Total reclassifications for the period
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Gain (Loss) Recognized In Income Net	0	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Embedded Derivative Financial Instruments | Realized investment gains (losses), net
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Gain (Loss) Recognized In Income Net	29,814	(8,982)	(2,751)
Derivatives Not Qualifying as Hedge Accounting Instruments: | Embedded Derivative Financial Instruments | Net Investment Income
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Gain (Loss) Recognized In Income Net	0	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Embedded Derivative Financial Instruments | Other Income (Loss)
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Gain (Loss) Recognized In Income Net	0	0	0
Derivatives Not Qualifying as Hedge Accounting Instruments: | Embedded Derivative Financial Instruments | Total reclassifications for the period
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Gain (Loss) Recognized In Income Net	$ 0	$ 0	$ 0